Pension and Other Employee Benefits - Summary of Changes in Present Value of Defined Benefit Obligations, Fair Value of Plan Assets and Components of Net Periodic Benefit Costs of Defined Contribution Plans (Detail) - PHP (₱)
₱ in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Smart and Subsidiaries [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Service costs	₱ 262	₱ 294	₱ 262
Funded status - net	643	818	818
Prepaid contribution costs	643	818	818
Interest costs - net	(40)	(49)	(51)
Others	(28)
Net periodic contribution costs	194	245	211
Present value of defined contribution obligation [Member] | Smart and Subsidiaries [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Present value of defined contribution obligations at beginning of the period	3,235	2,800	2,777
Contribution costs	262	294	262
Interest costs on contribution obligation	219	174	210
Actuarial gains on obligations - economic assumptions	1	(1)	8
Actuarial losses on obligations - experience	(10)	254	(98)
Actual benefits paid/settlements	(380)	(89)	(344)
Curtailment and others	275	(197)	(15)
Present value of defined benefit obligations at end of the period	3,602	3,235	2,800
Plan assets [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Actual benefits paid/settlements	1,599	2,820	2,510
Fair value of plan assets at beginning of the period	13,985	14,522	16,291
Actual contributions	1,533	3,201	4,507
Interest income on plan assets	984	1,019	1,138
Return on plan assets (excluding amount included in net interest)	(760)	(1,937)	(4,904)
Fair value of plan assets at end of the period	14,143	13,985	14,522
Plan assets [Member] | Smart and Subsidiaries [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Actual contribution paid/settlements	(356)	(87)	(372)
Fair value of plan assets at beginning of the period	4,053	3,618	3,485
Actual contributions	246	243	248
Interest income on plan assets	260	223	261
Return on plan assets (excluding amount included in net interest)	42	56	(4)
Fair value of plan assets at end of the period	₱ 4,245	₱ 4,053	₱ 3,618